Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income [abstract]
NET INCOME	R$ 2,799,370	R$ 2,327,168	R$ 1,149,321
Adjustments related to financial assets	569	6,373	(10,295)
Companhia Paranaense De Energia Copel [Member]
Other comprehensive income [abstract]
NET INCOME	2,809,631	2,258,810	1,112,007
Post employment benefits	9,483	(25,082)	(11,336)
Post employment benefits - equity	233,629	(234,283)	209,991
Taxes on other comprehensive income	(3,224)	8,528	3,854
Adjustments related to financial assets	(184)	(2,942)	4,757
Total comprehensive income, net of taxes	239,704	(253,779)	207,266
TOTAL COMPREHENSIVE INCOME	R$ 3,049,335	R$ 2,005,031	R$ 1,319,273